Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Healthcare cost inflation rate	7.50%	7.50%	8.00%
Discount rate	8.00%	8.00%	8.75%